Cost of sales	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Cost of sales
5.	Cost of sales

	Year Ended December 31,
	2020	2019
Production and delivery	$493,370	$559,066
Depreciation and depletion	176,024	183,919
	$669,394	$742,985